Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues
Sales	$ 7,126		$ 7,234		$ 6,646
Service, outsourcing and rentals	14,868		13,739		7,820
Finance income	632		660		713
Total Revenues	22,626		21,633		15,179
Costs and Expenses
Cost of sales	4,697		4,741		4,395
Cost of service, outsourcing and rentals	10,269		9,195		4,488
Equipment financing interest	231		246		271
Research, development and engineering expenses	721		781		840
Selling, administrative and general expenses	4,497		4,594		4,149
Restructuring and asset impairment charges	33		483		(8)
Acquisition-related costs	0		77		72
Amortization of intangible assets	398		312		60
Curtailment gain	(107)		0		0
Other expenses, net	322		389		285
Total Costs and Expenses	21,061		20,818		14,552
Income before Income Taxes and Equity Income	1,565		815		627
Income tax expense	386	[1]	256	[1]	152	[1]
Equity in net income of unconsolidated affiliates	149		78		41
Net Income	1,328		637		516
Less: Net income attributable to noncontrolling interests	33		31		31
Net Income Attributable to Xerox	$ 1,295		$ 606		$ 485
Basic Earnings per Share (in dollars per share)	$ 0.92		$ 0.44		$ 0.56
Diluted Earnings per Share (in dollars per share)	$ 0.90		$ 0.43		$ 0.55

[1]	(4)Includes impacts from changes in unrecognized tax benefits and deferred tax valuation allowances.